General and Administrative Expenses - Summary of General and Administrative Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses related to employee
Employee benefits—salaries	₩ 2,621,008	₩ 2,639,569	₩ 3,007,439
Employee benefits—others	860,038	897,559	927,665
Post-employment benefits - defined benefit plans	155,720	222,388	237,315
Post-employment benefits - defined contribution plans	32,160	32,743	37,731
Termination benefits	275,632	312,980	322,970
Share-based payments	69,703	51,756	101,935
Sub-total	4,014,261	4,156,995	4,635,055
Depreciation and amortization	865,927	816,841	850,614
Other general and administrative expenses
Rental expense	100,761	98,346	112,902
Tax and dues	303,987	254,749	268,383
Communication	48,704	51,136	60,221
Electricity and utilities	45,255	32,954	36,565
Publication	9,263	10,435	13,417
Repairs and maintenance	51,202	50,828	53,218
Vehicle	18,015	18,308	16,901
Travel	18,177	16,680	13,271
Training	44,275	41,114	34,056
Service fees	233,403	242,762	260,298
Electronic data processing expenses	354,842	310,000	314,511
Advertising	230,192	236,957	210,187
Others	309,142	305,549	321,254
Sub-total	1,767,218	1,669,818	1,715,184
Total	₩ 6,647,406	₩ 6,643,654	₩ 7,200,853